Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Securities

Note 2 - Securities

The amortized cost and estimated fair value of securities with gross unrealized gains and losses at December 31, 2018 and 2017 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
December 31, 2018:
Available-for-Sale:
U.S. Government and agency obligations	$12,610	$7	$(162)	$12,455
Mortgage-backed securities - residential	5,953	24	(101)	5,876
	$18,563	$31	$(263)	$18,331
Held-to-Maturity:
Mortgage-backed securities - residential	$458	$6	$(1)	$463
State and municipal securities	5,594	29	(56)	5,567

	$6,052	$35	$(57)	$6,030
December 31, 2017:
Available-for-Sale:
U.S. Government and agency obligations	$10,612	$-	$(142)	$10,470
Mortgage-backed securities - residential	7,909	19	(85)	7,843
	$18,521	$19	$(227)	$18,313
Held-to-Maturity:
Mortgage-backed securities - residential	$637	$9	$-	$646
State and municipal securities	5,938	41	(37)	5,942

	$6,575	$50	$(37)	$6,588

Mortgage-backed securities consist of securities that are issued by Fannie Mae (“FNMA”), Freddie Mac (“FHLMC”), Ginnie Mae (“GNMA”), and are collateralized by residential mortgages. U.S. Government and agency obligations include notes and bonds with both fixed and variable rates. State and municipal securities consist of government obligations and revenue bonds.

The amortized cost and estimated fair value by contractual maturity of debt securities at December 31, 2018 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
	(In Thousands)

Due in one year or less	$-	$-	$817	$817
Due after one year through five years	11,110	10,970	3,118	3,080
Due after five years through ten years	500	500	1,659	1,670
Due after ten years	1,000	985	-	-
Mortgage-backed securities - residential	5,953	5,876	458	463
	$18,563	$18,331	$6,052	$6,030

There were no realized gains on sales of securities in 2018 or 2017.

No securities were pledged to secure public deposits or for any other purpose required or permitted by law at December 31, 2018 and 2017.

Management has reviewed its loan and mortgage-backed securities portfolios and determined that, to the best of its knowledge, little or no exposure exists to sub-prime or other high-risk residential mortgages. The Company is not in the practice of investing in, or originating, these types of investments or loans.

The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2018 and 2017:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
2018:
Available-for-Sale
U.S. Government and agency obligations	$-	$-	$9,445	$162	$9,445	$162
Mortgage-backed securities - residential(1)	203	-	3,749	101	3,952	101

	$203	$-	$13,194	$263	$13,397	$263

2018:
Held-to-Maturity
Mortgage-backed securities - residential	$-	$-	$165	$1	$165	$1
State and municipal Securities	1,039	4	3,021	52	4,060	56

	$1,039	$4	$3,186	$53	$4,225	$57

2017:
Available-for-Sale
U.S. Government and agency obligations	$4,472	$34	$5,998	$108	$10,470	$142
Mortgage-backed securities - residential	2,459	23	3,435	62	5,894	85

	$6,931	$57	$9,433	$170	$16,364	$227
2017:
Held-to-Maturity
Mortgage-backed securities - residential(1)	$-	$-	$171	$-	$171	$-
State and municipal Securities	1,574	16	1,331	21	2,905	37

	$1,574	$16	$1,502	$21	$3,076	$37

(1) Aggregate unrealized loss position of these securities is less than $500.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. In 2018 and 2017, the Company did not record an other-than-temporary impairment charge.

At December 31, 2018, one residential mortgage-backed security and three state and municipal securities were in a continuous unrealized loss position for less than twelve months. At December 31, 2018, five residential mortgage-backed securities, eight U.S. Government and agency obligations, and 15 state and municipal securities were in a continuous unrealized loss position for more than twelve months. The debt securities and residential mortgage-backed securities were issued by U.S. Government sponsored agencies.

All are paying in accordance with their terms with no deferrals of interest or defaults. Because the decline in fair value is attributable to changes in interest rates, not credit quality, and because management does not intend to sell and will not be required to sell these securities prior to recovery or maturity, no declines are deemed to be other-than-temporary. The state and municipal securities are general obligation (G.O.) bonds backed by the full faith and credit of local municipalities. There has never been a default of a New York G.O. in the history of the state. Historical performance does not guarantee future performance, but it does indicate that the risk of loss on default of a G.O. municipal bond for the Company is relatively low. All are paying in accordance with their terms and with no deferrals of interest or defaults.